FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-6707


                    Narragansett Insured Tax-Free Income Fund
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2004

                  Date of reporting period: March 31, 2005





Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14).



                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             SCHEDULE OF INVESTMENTS

                                 March 31, 2005
                                   (unaudited)



Face Amount       General Obligation Bonds (43.3%)                            Ratings Moody's,               Value    (a)
                                                                              S&P or Fitch

           Coventry, Rhode Island
 550,000        5.000%, 11/01/16  AMBAC Insured                             Aaa+   /  AAA+++               $   587,048
 550,000        5.000%, 11/01/17 AMBAC Insured                              Aaa+   /  AAA+++                   581,482

            Cranston, Rhode Island
   300,000       5.500%, 06/15/07 MBIA Insured                              Aaa+   /   AAA++                   307,929
   500,000       2.750%, 02/15/09  FSA Insured                              Aaa+   /   AAA++                   490,305
 1,000,000       3.125%, 02/15/11 FSA Insured                               Aaa+   /   AAA++                   976,740
   500,000       5.450%, 11/15/11 FGIC Insured                              Aaa+   /   AAA++                   546,545

            Cumberland, Rhode Island
   250,000       3.750%, 02/01/13 FGIC Insured                              Aaa+   /   AAA++                   250,328
   250,000       4.000%, 02/01/14 FGIC Insured                              Aaa+   /   AAA++                   252,838
   250,000       4.000%, 02/01/15 FGIC Insured                              Aaa+   /   AAA++                   251,158
   500,000       5.000%, 08/01/15 MBIA Insured                              Aaa+   /   AAA++                   534,175
   250,000       4.000%, 02/01/16 FGIC Insured                              Aaa+   /   AAA++                   249,770
   250,000       4.100%, 02/01/17 FGIC Insured                              Aaa+   /   AAA++                   250,320
   250,000       4.150%, 02/01/18 FGIC Insured                              Aaa+   /   AAA++                   249,742
 1,255,000       5.000%, 10/01/18 MBIA Insured                              Aaa+   /   AAA++                 1,321,703
 1,040,000       5.200%, 10/01/21 MBIA Insured                              Aaa+   /   AAA++                 1,121,172

            East Providence, Rhode Island
   500,000       5.400%, 05/15/07  MBIA Insured                             Aaa+   /   AAA++                   511,780

            Lincoln, Rhode Island
   400,000       5.100%, 01/15/06 MBIA Insured                              Aaa+   /   AAA++                   405,364
   250,000       5.750%, 08/01/15 FGIC Insured                              Aaa+   /  AAA+++                   257,745

           New Shoreham, Rhode Island
   245,000      4.000%, 11/15/15 AMBAC Insured                              Aaa+   /   AAA++                   246,110
   255,000      4.250%, 11/15/16 AMBAC Insured                              Aaa+   /   AAA++                   258,970
   270,000      4.250%, 11/15/17 AMBAC Insured                              Aaa+   /   AAA++                   272,967
   910,000      4.800%, 04/15/18 AMBAC Insured                              Aaa+   /   AAA++                   945,162
   285,000      4.500%, 11/15/18 AMBAC Insured                              Aaa+   /   AAA++                   291,256
 1,105,000      5.000%, 04/15/22 AMBAC Insured                              Aaa+   /   AAA++                 1,152,835

            Newport, Rhode Island
 1,000,000       4.500%, 11/01/15 AMBAC Insured                             Aaa+   /  AAA+++                 1,040,450
 1,000,000       4.750%, 11/01/18 AMBAC Insured                             Aaa+   /  AAA+++                 1,041,220
   800,000       5.000%, 11/01/20 AMBAC Insured                             Aaa+   /  AAA+++                   843,904

            North Providence, Rhode Island
   400,000       5.700%, 07/01/08 MBIA Insured                              Aaa+   /   AAA++                   432,228
   500,000       3.500%, 10/15/13 FSA Insured                               Aaa+   /   AAA++                   489,870
   500,000       4.700%, 09/15/14 FSA Insured                               Aaa+   /   AAA++                   524,625
   500,000       3.650%, 10/15/14 FSA Insured                               Aaa+   /   AAA++                   492,865
   500,000       3.750%, 10/15/15 FSA Insured                               Aaa+   /   AAA++                   489,760

            Pawtucket, Rhode Island
   600,000       4.300%, 09/15/09 AMBAC Insured                             Aaa+   /  AAA+++                   626,628
   795,000       3.500%, 04/15/10  AMBAC Insured                            Aaa+   /  AAA+++                   800,104
   250,000       4.400%, 09/15/10 AMBAC Insured                             Aaa+   /  AAA+++                   262,200
   825,000       3.500%, 04/15/11 AMBAC Insured                             Aaa+   /  AAA+++                   824,992
   850,000       3.625%, 04/15/12 AMBAC Insured                             Aaa+   /  AAA+++                   850,782
   880,000       3.750%, 04/15/13 AMBAC Insured                             Aaa+   /  AAA+++                   881,074
   910,000       4.000%, 04/15/14 AMBAC Insured                             Aaa+   /  AAA+++                   919,446

            Providence, Rhode Island
   700,000       5.500%, 01/15/11 FSA Insured                               Aaa+   /   AAA++                   735,805
 1,925,000       5.200%, 04/01/11 AMBAC Insured                             Aaa+   /  AAA+++                 2,081,522
 1,000,000       3.600%, 07/15/13 Series A FSA Insured                      Aaa+   /   AAA++                   987,270
 1,000,000       5.000%, 01/15/16  FGIC Insured                             Aaa+   /   AAA++                 1,066,500
 1,000,000       5.000%, 01/15/17 FGIC Insured                              Aaa+   /   AAA++                 1,057,440
 1,000,000       5.000%, 01/15/18 FGIC Insured                              Aaa+   /   AAA++                 1,052,680

            Rhode Island Consolidated Capital Development Loan
 1,000,000       5.250%, 11/01/11 Series C MBIA Insured                     Aaa+   /   AAA++                 1,098,850
 1,000,000       5.000%, 06/01/14 Series B FGIC Insured                     Aaa+   /   AAA++                 1,063,570
 1,000,000       5.000%, 09/01/14 Series A FGIC Insured                     Aaa+   /   AAA++                 1,057,280
 2,000,000       5.000%, 08/01/15 Series B FGIC Insured                     Aaa+   /   AAA++                 2,111,780
 1,500,000       4.750%, 09/01/17 Series A FGIC Insured                     Aaa+   /   AAA++                 1,556,025

            South Kingstown, Rhode Island
   500,000       5.500%, 06/15/12 FGIC Insured                              Aaa+   /  AAA+++                   550,765

            State of Rhode Island
 1,000,000       5.000%, 07/15/05 FGIC Insured                              Aaa+   /   AAA++                 1,007,380
 1,000,000       5.125%, 07/15/11 FGIC Insured                              Aaa+   /   AAA++                 1,063,900
 4,000,000       5.000%, 08/01/14 FGIC Insured                              Aaa+   /   AAA++                 4,260,360
 1,500,000       5.000%, 09/01/15  FGIC Insured                             Aaa+   /   AAA++                 1,575,045
 2,000,000       5.250%, 11/01/17  FGIC Insured                             Aaa+   /   AAA++                 2,185,100
 2,500,000       5.000%, 09/01/18 MBIA Insured                              Aaa+   /   AAA++                 2,649,150
 2,000,000       5.000%, 09/01/19 MBIA Insured                              Aaa+   /   AAA++                 2,116,660
 1,500,000       5.000%, 09/01/20 MBIA Insured                              Aaa+   /   AAA++                 1,582,290

             Warwick, Rhode Island
   665,000       4.250%, 07/15/14 AMBAC Insured                             Aaa+   /   AAA++                   682,563
   195,000       5.600%, 08/01/14 FSA Insured                               Aaa+   /   AAA++                   205,975
   700,000       4.375%, 07/15/15 AMBAC Insured                             Aaa+   /   AAA++                   719,516
   770,000       4.600%, 07/15/17 AMBAC Insured                             Aaa+   /   AAA++                   794,948
 1,000,000       5.000%, 03/01/18 FGIC Insured                              Aaa+   /   AAA++                 1,049,510
   810,000       4.700%, 07/15/18 AMBAC Insured                             Aaa+   /   AAA++                   837,175
 1,000,000       5.000%, 01/15/19 FGIC Insured                              Aaa+   /   AAA++                 1,052,150
   855,000       4.750%, 07/15/19 AMBAC Insured                             Aaa+   /   AAA++                   881,471
   500,000       5.000%, 01/15/20 FGIC Insured                              Aaa+   /   AAA++                   525,020

            West Warwick, Rhode Island
   500,000       4.875%, 03/01/16 AMBAC Insured                             Aaa+   /  AAA+++                   525,845
   670,000       5.000%, 03/01/17 AMBAC Insured                             Aaa+   /  AAA+++                   704,686
   700,000       5.050%, 03/01/18 AMBAC Insured                             Aaa+   /  AAA+++                   746,550
   735,000       5.100%, 03/01/19 AMBAC Insured                             Aaa+   /  AAA+++                   779,695

             Woonsocket, Rhode Island
   385,000       5.125%, 03/01/11 MBIA Insured                              Aaa+   /   AAA++                   389,967
   655,000       4.450%, 12/15/12 FGIC Insured                              Aaa+   /  AAA+++                   681,691
   685,000       4.550%, 12/15/13 FGIC Insured                              Aaa+   /  AAA+++                   713,544


               Total General Obligation Bonds                                                               64,983,270


            Revenue Bonds (55.9%)

            Development Revenue Bonds (9.7%)

             Providence Rhode Island Redevelopment Agency
              Revenue Refunding Public Safety Building Project
 1,000,000       3.70%, 04/01/13 Series 2005 A AMBAC Insured                Aaa+   /   AAA++                   994,520

            Rhode Island Convention Center Authority
   500,000       5.000%, 05/15/07 Series 1993 B MBIA Insured                Aaa+   /   AAA++                   521,130
 2,000,000       5.000%, 05/15/23 Series 1993 C MBIA Insured                Aaa+   /   AAA++                 2,017,760

            Rhode Island Public Building Authority State Public
             Projects
 1,000,000       5.250%, 02/01/09 Series 1998 A AMBAC Insured               Aaa+   /   AAA++                 1,067,080
   500,000       5.000%, 12/15/09 Series 1999 A AMBAC Insured               Aaa+   /   AAA++                   537,340
 1,000,000       5.250%, 12/15/14 Series 1998 FSA Insured                   Aaa+   /   AAA++                 1,081,200
   500,000       5.500%, 12/15/14 Series 1996 B MBIA Insured                Aaa+   /   AAA++                   531,275
   500,000       5.500%, 12/15/15 Series 1996 B MBIA Insured                Aaa+   /   AAA++                   531,275

            Rhode Island State Economic Development Corp.,
             Airport Revenue
 1,000,000       5.000%, 07/01/18 Series B FSA Insured                      Aaa+   /   AAA++                 1,048,470

           Rhode Island State Economic Development Corp.,
            Motor Fuel Tax Revenue (Rhode Island Department
            of Transportation)
 2,000,000      3.875%, 06/15/14 Series A AMBAC Insured                     Aaa+   /   AAA++                 2,006,200
 1,000,000      4.000%, 06/15/15 Series A AMBAC Insured                     Aaa+   /   AAA++                 1,004,820

            Rhode Island State Economic Development Corp.,
            University of Rhode Island
   750,000       4.800%, 11/01/11 Series 1999 FSA Insured                   Aaa+   /    NR                     794,310
   750,000       4.900%, 11/01/12 Series 1999 FSA Insured                   Aaa+   /    NR                     793,537
   750,000       4.900%, 11/01/13 Series 1999 FSA Insured                   Aaa+   /    NR                     792,885
   750,000       5.000%, 11/01/14 Series 1999 FSA Insured                   Aaa+   /    NR                     797,640


            Total Development Revenue Bonds                                                                 14,519,442


            Higher Education Revenue Bonds (27.8%)

            Providence, Rhode Island Public Building Authority,
              School Projects
 1,395,000       4.000%, 12/15/12  Series 2003 A  MBIA Insured              Aaa+   /   AAA++                 1,426,499
 1,450,000       4.000%, 12/15/13  Series 2003 A  MBIA Insured              Aaa+   /   AAA++                 1,475,911
 1,505,000       4.000%, 12/15/14  Series 2003 A  MBIA Insured              Aaa+   /   AAA++                 1,521,841
 1,570,000       4.000%, 12/15/15  Series 2003 A  MBIA Insured              Aaa+   /   AAA++                 1,577,159
 1,630,000       4.000%, 12/15/16  Series 2003 A  MBIA Insured              Aaa+   /   AAA++                 1,628,419

            Providence, Rhode Island Public Building
              School & Public Facilities Project
 1,500,000       5.250%, 12/15/17 AMBAC Insured                             Aaa+   /   AAA++                 1,619,880
 1,000,000       5.250%, 12/15/19 AMBAC Insured                             Aaa+   /   AAA++                 1,077,700

            Rhode Island Health & Education Building Corp.,
              Brown University
 2,000,000       5.250%, 09/01/17 Series 1993 MBIA Insured                  AAA++  /  AAA+++                 2,154,020
 1,000,000       5.000%, 09/01/23 Series 1993 MBIA Insured                  Aaa+   /   AAA++                 1,036,640

            Rhode Island Health & Education Building Corp.,
              Bryant College
                                                                                                                         -
 1,000,000       5.125%, 06/01/19 AMBAC Insured                             Aaa+   /   AAA++                 1,061,680
   230,000       5.000%, 12/01/21 AMBAC Insured                             Aaa+   /   AAA++                   241,392

            Rhode Island Health & Education Building Corp.,
             Higher Educational Facilities
   500,000       3.500%, 09/15/13 Series 2003 B MBIA Insured                Aaa+   /   AAA++                   484,285
 1,010,000       3.625%, 09/15/14 Series 2003 B MBIA Insured                Aaa+   /   AAA++                   985,871
   600,000       3.625%, 09/15/14 Series 2003 C MBIA Insured                Aaa+   /   AAA++                   585,666
 1,050,000       4.000%, 09/15/15 Series 2003 B MBIA Insured                Aaa+   /   AAA++                 1,047,312
   500,000       4.000%, 09/15/15  Series 2003 C MBIA Insured               Aaa+   /   AAA++                   498,720
 1,040,000       4.000%, 09/15/16 Series 2003 B MBIA Insured                Aaa+   /   AAA++                 1,029,621
   500,000       4.000%, 09/15/16 Series 2003 C MBIA Insured                Aaa+   /   AAA++                   495,010

            Rhode Island Health & Education Building Corp.,
              Johnson & Wales University
   465,000       5.500%, 04/01/15 Series 1999 A MBIA Insured                Aaa+   /   AAA++                   524,832
   900,000       5.500%, 04/01/16 Series 1999 A MBIA Insured                Aaa+   /   AAA++                 1,018,233
   785,000       5.500%, 04/01/17 Series 1999 A MBIA Insured                Aaa+   /   AAA++                   889,860
 1,360,000       4.000%, 04/01/12 Series 2003 XLCA Insured                  Aaa+   /   AAA++                 1,388,288
 3,210,000       4.000%, 04/01/13 Series 2003 XLCA Insured                  Aaa+   /   AAA++                 3,258,278
 2,000,000       4.000%, 04/01/14 Series 2003 XLCA Insured                  Aaa+   /   AAA++                 2,016,340

             Rhode Island Health & Education Building Corp.,
              Rhode Island School of Design
   505,000      4.700%, 06/01/18 Series 2001 MBIA Insured                   Aaa+   /   AAA++                   523,670
   280,000      4.750%, 06/01/19 Series 2001 MBIA Insured                   Aaa+   /   AAA++                   290,528

            Rhode Island Health & Education Building Corp.,
              Roger Williams University
 1,000,000       5.500%, 11/15/11 Series 1996 S AMBAC Insured                NR    /   AAA++                 1,060,520
   500,000       5.125%, 11/15/11 AMBAC Insured                             Aaa+   /   AAA++                   536,880
 1,000,000       5.125%, 11/15/14 Series 1996 S AMBAC Insured               Aaa+   /   AAA++                 1,070,040
 1,000,000       5.000%, 11/15/18 Series 1996 S AMBAC Insured               Aaa+   /   AAA++                 1,051,470

            Rhode Island Health & Education Facilities Authority
              Providence College
 1,000,000       4.250%, 11/01/14 XLCA Insured                              Aaa+   /   AAA++                 1,026,740
 2,500,000       4.375%, 11/01/15 XLCA Insured                              Aaa+   /   AAA++                 2,552,825
 2,500,000       4.500%, 11/01/16 XLCA Insured                              Aaa+   /   AAA++                 2,578,900
 1,000,000       4.500%, 11/01/17 XLCA Insured                              Aaa+   /   AAA++                 1,022,830

            Rhode Island State Health Educational Building Corp.,
              University of Rhode Island
 1,000,000       3.500%, 9/15/13 Series 2004 A                              Aaa+   /   AAA++                   979,900

                                                                                                -----------------------
            Total Higher Education Revenue Bonds                                                            41,737,760
                                                                                                -----------------------

            Pollution Control Revenue Bonds (4.5%)

            Rhode Island Clean Water Finance Agency,  Water Pollution
            Control Bonds
 1,800,000       5.000%, 10/01/18  Series 2002 B MBIA Insured               Aaa+   /   AAA++                 1,896,426
 4,765,000       4.375%, 10/01/21  Series 2002 B MBIA Insured               Aaa+   /   AAA++                 4,778,580

                                                                                                -----------------------
            Total Pollution Control Revenue Bonds                                                            6,675,006
                                                                                                -----------------------

            Water and Sewer Revenue Bonds (10.2%)

            Bristol County, Rhode Island Water Authority
   300,000       5.000%, 12/01/08 Series 1997 A  MBIA Insured               Aaa+   /   AAA++                   311,040
   750,000       5.250%, 07/01/17 Series 1997 A  MBIA Insured               Aaa+   /   AAA++                   791,580

            Bristol County, Rhode Island Water Authority
 1,000,000       3.250%, 12/01/12 Series 2004 Refdg. A MBIA Insured         Aaa+   /   AAA++                   963,010
 1,000,000       3.500%, 12/01/13 Series 2004 Refdg. A MBIA Insured         Aaa+   /   AAA++                   972,500
 1,000,000       3.500%, 12/01/14 Series 2004 Refdg. A MBIA Insured         Aaa+   /   AAA++                   959,930

            Kent County, Rhode Island Water Authority
   500,000       4.000%, 07/15/12  Series 2002 A MBIA Insured               Aaa+   /   AAA++                   510,755
 1,055,000       4.150%, 07/15/14  Series 2002 A MBIA Insured               Aaa+   /   AAA++                 1,076,216

            Rhode Island Clean Water Protection Finance Agency
   200,000       5.300%, 10/01/07 1993 Ser. 1993 A MBIA Insured             Aaa+   /   AAA++                   211,100
   300,000       5.400%, 10/01/09 1993 Ser. 1993 A MBIA Insured             Aaa+   /   AAA++                   326,475
   500,000       4.500%, 10/01/11 1993 Ser. 1993 B AMBAC Insured            Aaa+   /   AAA++                   518,705

            Rhode Island Clean Water Protection Finance Agency
 1,000,000       5.125%, 10/01/11 Series 1999 C MBIA Insured                Aaa+   /   AAA++                 1,069,100
   500,000       4.600%, 10/01/13 Series A AMBAC Insured                    Aaa+   /   AAA++                   517,825
   500,000       4.750%, 10/01/14 Series A AMBAC Insured                    Aaa+   /   AAA++                   524,060
 1,250,000       5.400%, 10/01/15 Series A MBIA Insured                     Aaa+   /   AAA++                 1,406,700
 2,000,000       4.750%, 10/01/18 Series A AMBAC Insured                    Aaa+   /   AAA++                 2,061,900
   500,000       4.750%, 10/01/20 Series A AMBAC Insured                    Aaa+   /   AAA++                   511,140

            Rhode Island Water Resources Board Public Drinking
             Water Protection
 1,500,000       4.000%, 03/01/14 MBIA Insured                              Aaa+   /   AAA++                 1,515,300
 1,000,000       4.250%, 03/01/15 MBIA Insured                              Aaa+   /   AAA++                 1,022,200

                                                                                                -----------------------
            Total Water and Sewer Revenue Bonds                                                             15,269,536
                                                                                                -----------------------

            Other Revenue Bonds (3.7%)

            Rhode Island State Capital Development Loan
 1,500,000       5.400%, 08/01/08 MBIA Insured                              Aaa+   /   AAA++                 1,568,685
 1,135,000       5.000%, 08/01/11 MBIA Insured                              Aaa+   /   AAA++                 1,200,569

            State of Rhode Island Certificates of Participation,
              Howard Center Improvements
   400,000       5.250%, 10/01/10 MBIA Insured                              Aaa+   /   AAA++                   423,856
   200,000       5.375%, 10/01/16 MBIA Insured                              Aaa+   /   AAA++                   212,522

            State of Rhode Island Depositors Economic Protection Corp.
   135,000       5.500%, 08/01/06 Series 1992 B MBIA Insured                Aaa+   /   AAA++                   140,050
   300,000       5.800%, 08/01/09 Series 1993 B MBIA Insured                Aaa+   /   AAA++                   331,365
   500,000       6.000%, 08/01/17 Series 1992 B MBIA Insured                Aaa+   /   AAA++                   545,050
 1,045,000       5.250%, 08/01/21 Series 1993 B MBIA Insured
                  (Escrowed to Maturity)                                    Aaa+   /   AAA++                 1,143,972




            Total Other Revenue Bonds                                                                        5,566,069


            Total Revenue Bonds                                                                             83,767,813


            Total Investments (cost $144,238,522*)                               99.2%                     148,751,083

            Other assets less liabilities                                         0.8                        1,196,217


            Net Assets                                                          100.0%                    $149,947,300




           * See note b.

           Rating Services:
           +Moody's Investors Service
           ++Standard & Poor's
           +++ Fitch
           NR - Not rated by two of the three ratings services.

           Portfolio Distribution By Quality Rating (unaudited)

           Aaa of Moody's or AAA of S&P or Fitch.                               100%

                            PORTFOLIO ABBREVIATIONS:


           AMBAC - American Municipal Bond Assurance Corp.
           FGIC     - Financial Guaranty Insurance Co.
           FSA       - Financial Security Assurance
           MBIA     - Municipal Bond Investors Assurance
           XLCA     -XL Capital Assurance

                 See accompanying notes to financial statements.


                                  NOTES TO FINANCIAL STATEMENTS
                            NARRAGANSETT INSURED TAX-FREE INCOME FUND

     (a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

     (b) At March 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $144,205,009 amounted to $4,546,074, which consisted of aggregate gross unrealized appreciation of $4,890,511 and aggregate gross unrealized depreciation of $344,437.










Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).




                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NARRAGANSETT INSURED TAX-FREE INCOME FUND



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair and President
      May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair and President
      May 26, 2005



By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	May 26, 2005